Schedule of Investments
July 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–95.02%
Australia–1.68%
ASX Ltd.	141	$6,320
BlueScope Steel Ltd.	568	8,611
Brambles Ltd.	1,498	22,919
Cochlear Ltd.	63	12,862
CSL Ltd.	492	85,108
Evolution Mining Ltd.	1,442	6,526
Goodman Group	2,022	45,209
James Hardie Industries PLC, CDI(a)	421	11,050
Northern Star Resources Ltd.	1,124	11,167
QBE Insurance Group Ltd.	1,763	26,153
Suncorp Group Ltd.	932	12,493
Transurban Group	3,662	32,408
WiseTech Global Ltd.	245	18,557
		299,383
Austria–0.05%
Verbund AG	109	8,116
Belgium–0.25%
Ageas S.A./N.V.	223	15,162
KBC Group N.V.	281	29,310
		44,472
Canada–3.16%
Agnico Eagle Mines Ltd.	433	53,753
Bank of Nova Scotia (The)	1,025	57,027
Canadian Tire Corp. Ltd., Class A	82	10,983
CGI, Inc., Class A	174	16,775
Dollarama, Inc.	316	43,190
Fortis, Inc.	627	30,680
Metro, Inc.	148	11,317
National Bank of Canada	441	45,873
RB Global, Inc.	162	17,541
Saputo, Inc.	375	7,865
Shopify, Inc., Class A(a)	631	77,131
Sun Life Financial, Inc.	678	41,338
TELUS Corp.	493	7,941
Thomson Reuters Corp.	114	22,879
Toronto-Dominion Bank (The)	968	70,504
Wheaton Precious Metals Corp.	359	32,832
WSP Global, Inc.	70	14,413
		562,042
Denmark–1.47%
DSV A/S	200	44,817
Genmab A/S(a)	40	8,612
Novo Nordisk A/S, Class B	3,058	142,221
Novonesis (Novozymes) B, Class B	410	26,526
Orsted A/S(a)(b)	141	6,646
Pandora A/S	85	14,033
Vestas Wind Systems A/S	980	17,893
		260,748
Finland–0.45%
Elisa OYJ	152	7,821
Shares		Value
Finland–(continued)
Kesko OYJ, Class B	349	$7,590
Kone OYJ, Class B	327	20,081
Sampo OYJ	2,074	22,262
Stora Enso OYJ, Class R	886	9,116
UPM-Kymmene OYJ	498	12,907
		79,777
France–2.57%
AXA S.A.	1,877	91,164
Cie Generale des Etablissements Michelin S.C.A.	861	30,631
Credit Agricole S.A.	1,207	22,214
Danone S.A.	685	56,058
Hermes International S.C.A.	33	80,701
Publicis Groupe S.A.	263	24,034
Rexel S.A.	271	8,191
Schneider Electric SE	559	144,666
		457,659
Germany–0.83%
adidas AG	198	37,843
Deutsche Boerse AG	206	59,614
GEA Group AG	124	8,907
Henkel AG & Co. KGaA, Preference Shares	266	20,498
LEG Immobilien SE	80	6,350
Merck KGaA	123	15,373
		148,585
Hong Kong–0.57%
AIA Group Ltd.	10,200	95,106
MTR Corp. Ltd.	2,000	7,195
		102,301
Ireland–0.08%
Kerry Group PLC, Class A	146	13,486
Italy–0.63%
Assicurazioni Generali S.p.A.	1,056	39,395
FinecoBank Banca Fineco S.p.A.	631	13,436
Mediobanca Banca di Credito Finanziario S.p.A.	784	17,261
Moncler S.p.A.	222	11,840
Poste Italiane S.p.A.(b)	818	17,673
Terna S.p.A.	1,283	12,414
		112,019
Japan–6.14%
Ajinomoto Co., Inc.	800	21,165
Asahi Kasei Corp.	900	6,262
Bridgestone Corp.	500	20,225
Concordia Financial Group Ltd.	1,400	9,284
Daiwa Securities Group, Inc.	1,100	7,658
FANUC Corp.	900	25,053
Fujitsu Ltd.	2,000	43,568
Hitachi Ltd.	4,100	125,463
Hoya Corp.	300	37,849
JFE Holdings, Inc.	700	8,101
Kao Corp.	400	17,999
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Shares		Value
Japan–(continued)
KDDI Corp.	3,000	$49,235
LY Corp.	3,300	12,062
MatsukiyoCocokara & Co.	600	12,321
Mitsubishi Chemical Group Corp.	1,500	8,170
Mitsubishi Estate Co. Ltd.	1,300	24,339
Nitto Denko Corp.	800	16,555
Nomura Research Institute Ltd.	400	15,828
Oriental Land Co. Ltd.	1,200	24,709
ORIX Corp.	1,200	26,956
Pan Pacific International Holdings Corp.	400	13,382
Rakuten Group, Inc.(a)	1,700	8,601
Recruit Holdings Co. Ltd.	1,200	71,197
SECOM Co. Ltd.	400	14,365
Sekisui House Ltd.	400	8,391
SG Holdings Co. Ltd.	800	8,875
Shiseido Co. Ltd.	500	8,128
SoftBank Corp.	28,200	40,744
Sompo Holdings, Inc.	800	23,590
Sony Group Corp.	4,500	108,240
Sumitomo Metal Mining Co. Ltd.	300	6,599
Sumitomo Mitsui Financial Group, Inc.	3,600	90,816
Sysmex Corp.	500	8,123
T&D Holdings, Inc.	400	9,767
Tokio Marine Holdings, Inc.	1,700	68,260
Tokyo Electron Ltd.	400	63,591
Toray Industries, Inc.	1,700	11,628
Unicharm Corp.	1,200	8,301
Yamaha Motor Co. Ltd.	900	6,509
		1,091,909
Jersey–0.10%
Aptiv PLC(a)	264	18,121
Netherlands–2.72%
Akzo Nobel N.V.	207	13,000
argenx SE(a)	42	28,208
argenx SE(a)	7	4,748
ASML Holding N.V.	307	212,773
Koninklijke Ahold Delhaize N.V.	844	33,335
Koninklijke KPN N.V.	3,303	14,756
NXP Semiconductors N.V.	251	53,656
Prosus N.V.(a)	1,419	81,062
Wolters Kluwer N.V.	276	42,990
		484,528
New Zealand–0.04%
Meridian Energy Ltd.	2,393	8,045
Norway–0.26%
DNB Bank ASA	891	22,542
Mowi ASA	457	8,513
Orkla ASA	740	7,782
Telenor ASA	492	7,547
		46,384
Singapore–0.05%
CapitaLand Investment Ltd.	3,800	8,093
Spain–0.38%
Amadeus IT Group S.A.	507	40,709
Cellnex Telecom S.A.(b)	597	21,068
Shares		Value
Spain–(continued)
Redeia Corp. S.A.	322	$6,242
		68,019
Sweden–0.56%
Boliden AB(a)	242	7,407
EQT AB	282	9,426
Essity AB, Class B	568	14,006
Sandvik AB	791	19,300
Svenska Cellulosa AB S.C.A., Class B	423	5,305
Svenska Handelsbanken AB, Class A	1,525	18,581
Tele2 AB, Class B	914	14,126
Telia Co. AB	3,275	11,566
		99,717
Switzerland–2.26%
ABB Ltd.	1,657	108,199
DSM-Firmenich AG	236	22,675
Givaudan S.A.	9	37,623
Julius Baer Group Ltd.	139	9,405
Kuehne + Nagel International AG, Class R	58	11,825
Lonza Group AG	81	56,454
SGS S.A.	156	15,852
SIG Group AG(a)	382	6,180
Sonova Holding AG, Class A	51	13,883
Straumann Holding AG	65	7,920
VAT Group AG(b)	22	7,704
Zurich Insurance Group AG	152	103,680
		401,400
United Kingdom–3.33%
3i Group PLC	1,079	58,959
Admiral Group PLC	182	8,204
Auto Trader Group PLC(b)	765	8,445
Barratt Redrow PLC	1,232	6,067
DCC PLC	118	7,390
Informa PLC	982	11,229
Intertek Group PLC	89	5,787
J Sainsbury PLC	1,618	6,470
Kingfisher PLC	2,709	9,633
Land Securities Group PLC	957	7,278
Legal & General Group PLC	6,072	20,542
London Stock Exchange Group PLC	490	59,729
M&G PLC	3,152	10,849
National Grid PLC	5,245	73,703
Pearson PLC	540	7,636
RELX PLC	1,929	100,233
Schroders PLC	2,189	11,252
Segro PLC	825	7,031
SSE PLC	1,217	29,831
Unilever PLC	2,452	142,266
		592,534
United States–67.44%
Adobe, Inc.(a)	430	153,807
Advanced Micro Devices, Inc.(a)	1,552	273,633
Agilent Technologies, Inc.	288	33,065
Akamai Technologies, Inc.(a)	109	8,318
Alcon AG	448	39,275
Allegion PLC	65	10,785
American Express Co.	552	165,219
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Shares		Value
United States–(continued)
American Tower Corp.	453	$94,401
American Water Works Co., Inc.	191	26,786
Ameriprise Financial, Inc.	102	52,855
Amgen, Inc.	507	149,616
Analog Devices, Inc.	457	102,656
Annaly Capital Management, Inc.	329	6,689
Applied Materials, Inc.	828	149,090
Atlassian Corp., Class A(a)	144	27,616
Autodesk, Inc.(a)	233	70,625
Automatic Data Processing, Inc.	405	125,347
Avantor, Inc.(a)	645	8,669
Axon Enterprise, Inc.(a)	70	52,884
Ball Corp.	305	17,464
Bank of New York Mellon Corp. (The)	784	79,537
Best Buy Co., Inc.	174	11,320
Biogen, Inc.(a)	140	17,920
BlackRock, Inc.	150	165,901
Booking Holdings, Inc.	33	181,634
Broadridge Financial Solutions, Inc.	114	28,216
Bunge Global S.A.	100	7,976
C.H. Robinson Worldwide, Inc.	102	11,763
Cadence Design Systems, Inc.(a)	244	88,955
Carrier Global Corp.	806	55,308
Centene Corp.(a)	462	12,044
Church & Dwight Co., Inc.	244	22,880
Cigna Group (The)	264	70,588
Clorox Co. (The)	118	14,816
CMS Energy Corp.	283	20,885
CNH Industrial N.V.	790	10,238
Coca-Cola Co. (The)	3,985	270,542
Conagra Brands, Inc.	436	7,961
Consolidated Edison, Inc.	349	36,121
Cooper Cos., Inc. (The)(a)	191	13,502
CRH PLC	591	56,411
Crown Castle, Inc.	383	40,249
Cummins, Inc.	135	49,629
D.R. Horton, Inc.	308	43,995
Danaher Corp.	628	123,816
DaVita, Inc.(a)	71	9,966
Deckers Outdoor Corp.(a)	150	15,926
Dick’s Sporting Goods, Inc.	43	9,095
Digital Realty Trust, Inc.	286	50,462
DocuSign, Inc.(a)	99	7,488
Dover Corp.	134	24,273
Dynatrace, Inc.(a)	154	8,102
eBay, Inc.	374	34,314
Ecolab, Inc.	268	70,152
Edwards Lifesciences Corp.(a)	661	52,424
Electronic Arts, Inc.	295	44,985
Elevance Health, Inc.	224	63,410
EMCOR Group, Inc.	31	19,452
Equinix, Inc., REIT	99	77,732
Essential Utilities, Inc.	215	7,912
Eversource Energy	332	21,945
Exelon Corp.	859	38,603
Expeditors International of Washington, Inc.	125	14,530
F5, Inc.(a)	30	9,403
FactSet Research Systems, Inc.	28	11,281
Fair Isaac Corp.(a)	19	27,298
Shares		Value
United States–(continued)
Ferguson Enterprises, Inc.	198	$44,219
Fidelity National Information Services, Inc.	580	46,058
First Solar, Inc.(a)	108	18,871
Fiserv, Inc.(a)	588	81,697
Fortive Corp.	335	16,057
Fox Corp., Class A	278	15,501
Gartner, Inc.(a)	56	18,964
General Mills, Inc.	552	27,037
Genuine Parts Co.	72	9,279
Gilead Sciences, Inc.	1,189	133,513
GoDaddy, Inc., Class A(a)	102	16,481
Graco, Inc.	145	12,177
Hartford Insurance Group, Inc. (The)	292	36,322
HCA Healthcare, Inc.	190	67,258
Hologic, Inc.(a)	235	15,703
Home Depot, Inc. (The)	971	356,852
HubSpot, Inc.(a)	38	19,747
Humana, Inc.	78	19,490
Huntington Bancshares, Inc.	1,687	27,717
IDEX Corp.	55	8,993
IDEXX Laboratories, Inc.(a)	87	46,485
Illinois Tool Works, Inc.	269	68,856
Ingersoll Rand, Inc.	399	33,767
Insulet Corp.(a)	51	14,708
Intel Corp.	4,538	89,852
Intercontinental Exchange, Inc.	526	97,221
International Paper Co.	309	14,443
Intuit, Inc.	273	214,340
IQVIA Holdings, Inc.(a)	143	26,578
J.B. Hunt Transport Services, Inc.	76	10,948
Johnson Controls International PLC	717	75,285
Kellanova	332	26,504
Kenvue, Inc.	1,647	35,312
KeyCorp	751	13,458
Keysight Technologies, Inc.(a)	131	21,472
Labcorp Holdings, Inc.	82	21,327
Lam Research Corp.	1,313	124,525
Lennox International, Inc.	31	18,879
LKQ Corp.	217	6,395
Lowe’s Cos., Inc.	551	123,187
lululemon athletica, inc.(a)	120	24,064
Marsh & McLennan Cos., Inc.	476	94,819
Marvell Technology, Inc.	867	69,681
McCormick & Co., Inc.	174	12,290
Mettler-Toledo International, Inc.(a)	18	22,206
Molina Healthcare, Inc.(a)	57	8,999
MongoDB, Inc.(a)	91	21,648
Moody’s Corp.	173	89,221
Motorola Solutions, Inc.	146	64,091
Nasdaq, Inc.	421	40,509
NetApp, Inc.	92	9,580
Newmont Corp.	1,015	63,031
Northern Trust Corp.	147	19,110
Nutanix, Inc., Class A(a)	156	11,727
NVIDIA Corp.	10,558	1,877,951
Okta, Inc.(a)	117	11,443
Old Dominion Freight Line, Inc.	189	28,208
Owens Corning	83	11,573
Palo Alto Networks, Inc.(a)	617	107,111
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Shares		Value
United States–(continued)
Paychex, Inc.	292	$42,144
Pentair PLC	122	12,468
PepsiCo, Inc.	1,329	183,296
PNC Financial Services Group, Inc. (The)	428	81,436
Pool Corp.	31	9,552
PPG Industries, Inc.	225	23,737
Principal Financial Group, Inc.	133	10,351
Progressive Corp. (The)	564	136,511
Prudential Financial, Inc.	360	37,289
PTC, Inc.(a)	53	11,385
PulteGroup, Inc.	87	9,824
Pure Storage, Inc., Class A(a)	157	9,345
Quanta Services, Inc.	160	64,981
Quest Diagnostics, Inc.	94	15,737
Ralliant Corp.(a)	111	5,075
Raymond James Financial, Inc.	130	21,727
Regions Financial Corp.	721	18,263
Rivian Automotive, Inc., Class A(a)	821	10,566
Rockwell Automation, Inc.	108	37,985
S&P Global, Inc.	309	170,290
Samsara, Inc., Class A(a)	181	6,883
ServiceNow, Inc.(a)	198	186,738
State Street Corp.	266	29,725
Steel Dynamics, Inc.	120	15,307
STERIS PLC	95	21,517
Swiss Re AG	336	60,144
Synchrony Financial	374	26,057
Synopsys, Inc.(a)	156	98,821
T. Rowe Price Group, Inc.	101	10,246
Take-Two Interactive Software, Inc.(a)	197	43,878
Target Corp.	423	42,511
Tesla, Inc.(a)	2,530	779,923
Texas Instruments, Inc.	893	161,687
Tractor Supply Co.	520	29,614
Trane Technologies PLC	235	102,949
Travelers Cos., Inc. (The)	242	62,978
Shares		Value
United States–(continued)
Trimble, Inc.(a)	123	$10,318
Truist Financial Corp.	1,221	53,370
Twilio, Inc., Class A(a)	145	18,705
U.S. Bancorp	1,430	64,293
Ulta Beauty, Inc.(a)	38	19,570
United Rentals, Inc.	73	64,455
Veeva Systems, Inc., Class A(a)	123	34,957
Veralto Corp.	196	20,547
Verizon Communications, Inc.	4,040	172,750
Vertex Pharmaceuticals, Inc.(a)	238	108,735
W.W. Grainger, Inc.	44	45,740
Walt Disney Co. (The)	1,735	206,656
Waters Corp.(a)	57	16,459
West Pharmaceutical Services, Inc.	72	17,227
Western Digital Corp.	295	23,214
Williams-Sonoma, Inc.	102	19,079
Willis Towers Watson PLC	73	23,054
Workday, Inc., Class A(a)	214	49,087
Xylem, Inc.	240	34,709
Zimmer Biomet Holdings, Inc.	203	18,605
Zoetis, Inc.	448	65,314
Zscaler, Inc.(a)	105	29,984
		12,000,268
Total Common Stocks & Other Equity Interests (Cost $13,276,288)		16,907,606
Money Market Funds–4.35%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(c)(d)	271,015	271,015
Invesco Treasury Portfolio, Institutional Class, 4.23%(c)(d)	503,059	503,059
Total Money Market Funds (Cost $774,074)		774,074
TOTAL INVESTMENTS IN SECURITIES—99.37% (Cost $14,050,362)		17,681,680
OTHER ASSETS LESS LIABILITIES–0.63%		112,995
NET ASSETS–100.00%		$17,794,675
Investment Abbreviations:
CDI	– CREST Depository Interest
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $61,536, which represented less than 1% of the Fund’s Net Assets.

(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$145,974	$932,711	$(807,670)	$-	$-	$271,015	$5,413
Invesco Treasury Portfolio, Institutional Class	270,840	1,732,178	(1,499,959)	-	-	503,059	10,035
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$588,481	$(588,481)	$-	$-	$-	$190*
Invesco Private Prime Fund	-	1,513,266	(1,513,266)	-	-	-	313
Total	$416,814	$4,766,636	$(4,409,376)	$-	$-	$774,074	$15,951

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
MSCI World Index	5	September-2025	$657,700	$18,033	$18,033
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$299,383	$—	$299,383
Austria	—	8,116	—	8,116
Belgium	—	44,472	—	44,472
Canada	562,042	—	—	562,042
Denmark	—	260,748	—	260,748
Finland	—	79,777	—	79,777
France	—	457,659	—	457,659
Germany	—	148,585	—	148,585
Hong Kong	—	102,301	—	102,301
Ireland	—	13,486	—	13,486
Italy	—	112,019	—	112,019
Japan	—	1,091,909	—	1,091,909
Jersey	18,121	—	—	18,121
Netherlands	58,404	426,124	—	484,528
New Zealand	—	8,045	—	8,045
Norway	—	46,384	—	46,384
Singapore	—	8,093	—	8,093
Spain	—	68,019	—	68,019
Sweden	—	99,717	—	99,717
Switzerland	—	401,400	—	401,400
United Kingdom	—	592,534	—	592,534
United States	11,900,849	99,419	—	12,000,268
Money Market Funds	774,074	—	—	774,074
Total Investments in Securities	13,313,490	4,368,190	—	17,681,680
Other Investments - Assets*
Futures Contracts	18,033	—	—	18,033
Total Investments	$13,331,523	$4,368,190	$—	$17,699,713

*	Unrealized appreciation.
Invesco MSCI World SRI Index Fund